UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington , DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
INVESTMENT COMPANY

Investment Company Act file number 811-04750

FENIMORE ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

384 North Grand Street
Cobleskill , New York 12043
(Address of principal executive offices) (Zip code)

Thomas O. Putnam Fenimore Asset Management Trust 384 North Grand Street Cobleskill , New York 12043 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-932-3271

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609 The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.Section 3507.

Item 1.Schedule of Investments.

FAM VALUE FUND

March 31, 2011 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	MARKET VALUE
--------------------------	----------------------------	------------	--------------------

AUTOMOTIVE	CARMAX, INC. *	600,000	19,260,000

BANKING	M&T BANKCORP	75,000	6,635,250

	TCF FINANCIAL CORP	1,302,163	20,652,305

	HOME BANCSHARES INC	100,000	2,275,000

	BANK OF THE OZARKS	126,500	5,529,315

	SCBT FINANCIAL CORP	164,210	5,464,909

	WESTAMERICA BANCORP	113,100	5,809,947
			46,366,726

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	305,000	18,071,250

LIFE INSURANCE	PROTECTIVE LIFE CORP	745,400	19,790,370

MACHINERY	DONALDSON COMPANY	371,200	22,750,848
& EQUIPMENT
	IDEX CORP.	771,750	33,686,888

	GRACO	261,550	11,897,910
			68,335,646

OIL & GAS EXPLORATION	EOG RESOURCES	216,000	25,598,160

	ULTRA PETROLEUM CORP	200,000	9,850,000
			35,448,160

PUBLISHING	JOHN WILEY & SON	661,700	33,640,828

RESTAURANTS	YUM! BRANDS, INC	550,600	28,289,828

EDUCATION SERVICES	STRAYER EDICATION INC	49,105	6,407,711

MINING &	JOY GLOBAL INC	34,000	3,359,540
CONSTRUCTION MACHINERY

PROPERTY	BERKSHIRE HATHAWAY *	266	33,329,800
& CASUALTY INSURANCE

	MARKEL CORPORATION *	64,850	26,877,083

	WHITE MOUNTAINS INS	102,693	37,400,791
			97,607,674

INSURANCE AGENCY	BROWN & BROWN INC	1,879,696	48,496,157

MEDIA	MEREDITH CORP	466,450	15,821,984

ELECTRONIC COMMERCE DISTRIBUTION	DIGITAL RIVER, INC *	250,000	9,357,500

COMMERCIAL SERVICES	MCGRATH RENTCORP	347,000	9,462,690
& ENTERTAINMENT

ELECTRONIC EQUIPMENT	ZEBRA TECHNOLOGY *	648,502	25,447,218

RETAIL STORES	ROSS STORES, INC	286,422	20,370,333

	BED BATH & BEYOND *	345,600	16,682,112
			37,052,445

HOME FURNISHING	MOHAWK INDUSTRIES *	88,100	5,387,315

INVESTMENT	FEDERATED INVESTORS	182,500	4,881,875
MANAGEMENT

	FRANKLIN RESOURCES	160,000	20,012,800
			24,894,675

HEALTH CARE	MEDNAX, INC. *	545,700	36,349,077

HEALTHCARE EQUIPMENT /DEVICES	STRYKER CORP	266,000	16,172,800

HEALTH CARE DISTRIBUTION	PATTERSON COMPANIES, INC	435,000	14,002,650

COMPUTER SOFTWARE AND SERVICES	MICROS SYSTEMS, INC *	65,000	3,212,950

DIVERSIFIED MANUFACTURING	ILLINOIS TOOL WORKS	359,950	19,336,514

REAL ESTATE	BROOKFIELD ASSET MANAGEMENT	725,000	23,533,500

TRANSPORTATION	HEARTLAND EXPRESS	1,333,333	23,413,327

	FORWARD AIR CORP	589,233	18,048,207

	KNIGHT TRANSPORT	366,900	7,062,825
			48,524,359

TOTAL COMMON SHARES			713,629,567

MONEY MARKETS	AIM SHORT TERM TREAS FD	1	60,026,861

FINAL TOTALS:			773,656,428

* Non-income- producing security

FAM EQUITY-INCOME FUND

March 31, 2011 (unaudited )

INDUSTRY	SECURITY DESCRIPTION	SHARES/PAR	VALUE
-----------------	----------------------------	------------

DIVERSIFIED MANUFACTURING	GENERAL ELECTRIC	89,221	1,788,881

HAZARDOUS WASTE DISPOSAL	US ECOLOGY, INC	193,000	3,363,990

HEALTHCARE EQUIPMENT/	STRYKER CORP	69,000	4,195,200
DEVICES

BANKING	WEST AMERICA BANCORP	17,000	873,290

	NBT BANCORP	88,000	2,005,520

	M & T BANK CORP	9,000	796,230
			3,675,040

LIFE INSURANCE	PROTECTIVE LIFE CORP	93,219	2,474,964

MACHINERY	IDEX CORP.	115,205	5,028,698

	DONALDSON COMPANY	88,800	5,442,552
			10,471,250

PROPERTY & CASUALTY	ONEBEACON	224,666	3,310,330
INSURANCE

INSURANCE AGENCY	ARTHUR J GALLAGHER	117,920	3,585,947

COMMERCIAL SERVICES	McGRATH RENTCORP	179,400	4,892,238

RETAIL STORES	ROSS STORES, INC	81,641	5,806,307

INVESTMENT	FEDERATED INVESTORS	32,500	869,375
MANAGEMENT
	FRANKLIN RESCOUCES	25,500	3,189,540
			4,058,915

MEDIA	MEREDITH CORP	75,373	2,556,652

SEMICONDUCTORS	XILINX, INC	126,414	4,146,379

	MICROCHIP TECHNOLOGY INC	10,000	380,100
			4,526,479

PUBLISHING	COURIER CORP.	289,188	4,037,064

	JOHN WILEY & SON	111,650	5,676,286
			9,713,350

DIVERSIFIED HEALTH CARE	JOHNSON & JOHNSON	62,500	3,703,125

TRANSPORTATION	HEARTLAND EXPRESS	65,533	1,149,612

	FORWARD AIR CORP	90,000	2,756,700
			3,906,312

HEALTH CARE	PATTERSON COMPANIES, INC	30,000	965,700
DISTRIBUTION

EDUCATION SERVICES	STRAYER EDICATION INC	10,000	1,304,900

CONSUMER STAPLES	FLOWERS FOODS, INC.	50,00	1,361,500

OIL & GAS EXPLORATION	EOG RESOURCES	20,000	2,370,200

TOTAL COMMON SHARES			78,031,280

BANKING	M & T BANK CORP PFRD	800	21,392

LIFE INSURANCE	PROTECTIVE LIFE PRFD	116,107	2,901,630

OIL & GAS EXPLORATION	MAGNUM HUNTER RESOURCES PRFD C	30,000	768,000

	MAGNUM HUNTER RESOURCES PFRD D	2,500	123,500

TOTAL PREFERRED SHARES			3,814,522

MONEY MARKETS	AIM SHORT TERM TREAS. FD	1	9,619,291

FINAL TOTALS:			91,465,093

Notes to Schedule of Investments (unaudited )

Valuation of Securities

Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Common stocks for which no sale was reported, and over-the-counter securities, are valued at the last reported bid price. Short-term securities are carried at amortized cost, which approximates value. Securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Board of Trustees.

Federal Income Taxes

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

Other

Securities transactions are recorded on trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

For additional information regarding the Funds' policy regarding valuation and other significant accounting policies, please see each Fund's most recent annual or semi-annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov or visit FAM Fund's website at: www.FAMFunds.com.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FENIMORE ASSET MANAGEMENT TRUST

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 6 , 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas O. Putnam
Thomas O. Putnam
President (Principal Executive Officer)

Date:	May 6 , 2011

By:	/s/ Joseph A. Bucci
Joseph A. Bucci
Treasurer (Principal Financial Officer)

Date:	May 6 , 2011